Other Comprehensive Loss - Additional Information (Detail) - USD ($) $ in Thousands	Oct. 01, 2023	Dec. 25, 2022
Entertainment One Film And Television Business [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Deferred gain loss on foreign currency forward contracts	$ 55	$ 1,297